Segmented information - Percent of revenue by geographical location (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Rest of Europe
Segment Reporting Information [Line Items]
Concentration percentage	54.00%	48.00%	47.00%
Americas
Segment Reporting Information [Line Items]
Concentration percentage	32.00%	40.00%	42.00%
Asia
Segment Reporting Information [Line Items]
Concentration percentage	12.00%	12.00%	11.00%
Others
Segment Reporting Information [Line Items]
Concentration percentage	2.00%	0.00%	0.00%